Employee Benefit Plans - Restricted Stock Plan - Activity (Details) - Restricted Stock Plan - $ / shares	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Non-vested Shares
Outstanding at the beginning of the period (in shares)	293,835
Granted (in shares)	50,554	49,902	268,291
Vested (in shares)	(220,684)
Cancelled (in shares)	(21,514)
Outstanding at the end of the period (in shares)	102,191	293,835
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 61.14
Granted (in dollars per share)	62.83	$ 51.54	$ 64.92
Vested (in dollars per share)	63.90
Cancelled (in dollars per share)	54.43
Outstanding at the end of the period (in dollars per share)	$ 57.43	$ 61.14